Post-Employment Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Post-employment Obligations
Schedule of Deficit Pension Fund Equalization
	Deficit of pension fund 2019	Deficit of pension fund 2020	Deficit of pension fund 2021
Start of consignment	May, 2021	April, 2022	In process
Total amount requested by Forluz	R$160	R$252	R$670
Amount considering contribution parity	R$80	R$126	R$335
Number of parcels	166	158	159
Remuneratory interest	IPCA + 6%	IPCA + 5.7%	IPCA + 5.51%
Balance deposited on December 31, 2024	R$38	R$42	R$56

Schedule of Consolidated Actuarial Information
	Pension plans and retirement supplement plans	Health plan	Dental plan	Dec. 31, 2024
Present value of obligations	10,501	2,559	45	13,105
Fair value of plan assets	(8,947)	-	-	(8,947)
Initial net liabilities	1,554	2,559	45	4,158
Adjustment to asset ceiling	148	-	-	148
Net liabilities in the statement of financial position	1,702	2,559	45	4,306

Schedule of Changes in Present Value of Defined Benefit Obligation
	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Defined-benefit obligation at December 31, 2021	12,026	3,469	66	15,561
Cost of current service	2	16	-	18
Past service cost (1)	(4)	-	-	(4)
Interest on actuarial obligation	1,224	361	7	1,592
Actuarial losses (gains):
Due to changes in demographic assumptions	(7)	(1)	-	(8)
Due to changes in financial assumptions	(857)	(305)	(6)	(1,168)
Due to adjustments based on experience	106	(20)	(3)	83
	(758)	(326)	(9)	(1,093)
Benefits paid	(1,086)	(206)	(4)	(1,296)
Defined-benefit obligation at December 31, 2022	11,404	3,314	60	14,778
Cost of current service	-	11	-	11
Past service cost (2)	-	(55)	(1)	(56)
Interest on actuarial obligation	1,276	370	7	1,653
Actuarial losses (gains):
Due to changes in demographic assumptions	-	26	1	27
Due to changes in financial assumptions	754	232	4	990
Due to adjustments based on experience	(125)	(673)	(14)	(812)
	629	(415)	(9)	205
Benefits paid	(1,093)	(218)	(4)	(1,315)
Defined-benefit obligation at December 31, 2023	12,216	3,007	53	15,276
Cost of current service	1	6	-	7
Interest on actuarial obligation	1,055	262	5	1,322
Actuarial losses (gains):
Due to changes in demographic assumptions	-	(1)	-	(1)
Due to changes in financial assumptions	(1,883)	(556)	(9)	(2,448)
Due to adjustments based on experience	232	38	(1)	269
	(1,651)	(519)	(10)	(2,180)
Benefits paid	(1,120)	(197)	(3)	(1,320)
Defined-benefit obligation at December 31, 2024	10,501	2,559	45	13,105

(1)

Due to the alterations made in the Collective Work Agreement for 2021-23, for offer and payment of life insurance for the employees and former employees, the Company understood that the post-retirement benefit in question had been entirely canceled, and as a result wrote down the balance of the obligation, remeasured using the revised actuarial assumptions.

(2)

Relating to the changes in the conditions of Plan B for requesting the Enhancement of Retirement for Length of Contribution, Special or Age - MAT (Melhoria de Aposentadoria por Tempo de Contribuição, Especial ou or Idade).

Schedule of Changes in Fair Value of Plan Assets
Pension plans and retirement supplement plans
Fair value of the plan assets at December 31, 2021	9,378
Return on investments	633
Contributions from employer	272
Benefits paid	(1,085)
Fair value of the plan assets at December 31, 2022	9,198
Return on investments	1,464
Contributions from employer	313
Benefits paid	(1,093)
Fair value of the plan assets at December 31, 2023	9,882
Return on investments	(54)
Contributions from employer	239
Benefits paid	(1,120)
Fair value of the plan assets at December 31, 2024	8,947

Schedule of Changes in Net Liabilities
	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Net liabilities at December 31, 2021	2,670	3,469	66	6,205
Expense recognized in Statement of income	285	378	7	670
Past service cost	(4)	-	-	(4)
Contributions paid	(272)	(206)	(4)	(482)
Actuarial gains (losses)	(361)	(327)	(8)	(696)
Net liabilities at December 31, 2022	2,318	3,314	61	5,693
Expense recognized in Statement of income	280	381	7	668
Past service cost	-	(55)	(1)	(56)
Contributions paid	(313)	(218)	(5)	(536)
Actuarial gains (losses)	72	(415)	(9)	(352)
Net liabilities at December 31, 2023	2,357	3,007	53	5,417
Expense recognized in Statement of income	214	269	5	488
Contributions paid	(239)	(197)	(4)	(440)
Actuarial gains (losses) (1)	(630)	(519)	(10)	(1,159)
Net liabilities at December 31, 2024	1,702	2,560	44	4,306

			Dec. 31, 2024	Dec. 31, 2023
Current liabilities			233	329
Non-current liabilities			4,073	5,088

(1)	The reduction of liabilities is, essentially, due to the changes in the actuarial assumptions used. There is more information below in this note.

Schedule of Income Statement

The amounts recognized in 2024, 2023 and 2022 statement of income

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	1	6	-	7
Interest on the actuarial obligation	1,055	262	5	1,322
Expected return on the assets of the Plan	(842)	-	-	(842)
Expense in 2024	214	268	5	487

2023	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	-	11	-	11
Past service cost	-	(55)	(1)	(56)
Interest on the actuarial obligation	1,276	370	7	1,653
Expected return on the assets of the Plan	(1,004)	-	-	(1,004)
Expense in 2023	272	326	6	604

	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	2	16	-	18
Past service cost	(4)	-	-	(4)
Interest on the actuarial obligation	1,224	361	7	1,592
Expected return on the assets of the Plan	(941)	-	-	(941)
Expense in 2022	281	377	7	665

Schedule of Independent Actuaries Estimate for Expense Amount
	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Current service cost	1	4	-	5
Interest on the actuarial obligation	1,222	301	5	1,528
Expected return on the assets of the Plan	(1,012)	-	-	(1,012)
Expense in 2025 according to actuarial calculation	211	305	5	521

Schedule of Expectation for Payment of Benefits
	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Estimated payment of benefits	1,158	210	4	1,372

Schedule of Assumptions
Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health plan	Dental plan	Total
Reduction of one year in the mortality table	257	45	1	303
Increase of one year in the mortality table	(237)	(46)	(1)	(284)
Reduction of 1% in the discount rate	826	238	4	1,068
Increase of 1% in the discount rate	(719)	(219)	(4)	(942)

Schedule of Average Periods of Obligations Under Benefit Plans
Pension plans and retirement supplement plans
Plan A	Plan B	Health plan	Dental plan
8.68	10.71	10.60	10.60

Schedule of main categories of plan assets	The main categories of plan assets are as follows:
	2024	2023
Shares	1,076	1,339
Fixed income securities	6,560	7,475
Real estate property	479	440
Others	832	628
Total	8,947	9,882

Schedule of Measured at Fair Value

The following assets measured at fair value, are related to the Company and are not considered plan assets. According to the requirement of the standards, the amount are presented for informational purposes:

	2024	2023
Non-convertible debentures issued by the Company	53	96
Shares issued by the Company	226	4
Real estate properties of the Foundation, occupied by the Company	3	275
	282	375

Schedule of Actuarial Assumptions
	Pension plans and retirement supplement plans	Health plan and Dental plan	Pension plans and retirement supplement plans	Health plan and Dental plan
Annual discount rate for present value of the actuarial obligation	12.30%	12.23%	9.03%	9.07%
Annual expected return on plan assets	12.30%	Not applicable	9.03%	Not applicable
Long-term annual inflation rate	4.50%	4.50%	3.50%	3.50%
Estimated future annual salary increases	4.50%	Not applicable	3.50%	Not applicable
General mortality table	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 S10% by sex	AT-2000 M&F S10% D20%
Disability table	Not applicable	Not applicable	Not applicable	Not applicable
Disabled mortality table	AT-83 IAM Male	MI-85 Female	AT-83 IAM Male	MI-85 Female
Real growth of contributions above inflation	-	1%	-	1%